Fees Summary	Oct. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 171,968,000
Previously Paid Amount	0
Total Fee Amount	26,329
Total Offset Amount	0
Net Fee	$ 26,329